Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis using significant unobservable inputs - Warrant liabilities [Member] - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	¥ 10,324	¥ 29,558
Fair value change	(8,382)	¥ (16,421)
Exercised (in Shares)		(115)
Exchange difference	268	¥ (2,698)
Balance at ending	¥ 2,210	¥ 10,324